--------------------------------------------------------------------------------
     2002 Semiannual Report
--------------------------------------------------------------------------------

     JANUS OLYMPUS FUND
     ---------------------------------------------------------------------------

                                                            [LOGO] JANUS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     5

     Statement of Operations ........................................     6

     Statement of Changes in Net Assets .............................     7

     Financial Highlights ...........................................     8

     Notes to Schedule of Investments ...............................     9

     Notes to Financial Statements ..................................    10

     Explanation of Charts and Tables ...............................    14

     Shareholder Meeting ............................................    16

--------------------------------------------------------------------------------
If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS OLYMPUS FUND (closed to new investors)     Claire Young, portfolio manager

Janus Olympus Fund gained 7.38% for the six months ended April 30, 2002, outperforming its benchmark, the S&P 500 Index, which returned 2.31%.(1)

I am pleased with the improved performance of the Fund during this period. After a sharp downturn following September 11th, the stock market rebounded on investor optimism for an economic recovery. While fears of a slowdown in consumer spending initially proliferated, shoppers proved resilient as zero-percent financing spurred auto sales and low mortgage rates bolstered the housing market. Additionally, glimmers of economic stabilization were seen as factory orders appeared to be bottoming and inventories rose. Corporate IT spending, however, remained anemic as weak profits led to fiscal prudence by company executives.

[PHOTO]

Looking at Fund performance, many of the consumer-related stocks we bought opportunistically in September bounced as tighter cost controls were leveraged when demand returned. MGM Mirage, the Las Vegas hotel and casino operator, experienced an immediate fall-off in business as travel came to a standstill in October. In response, the company reduced its staff and decreased room rates to stimulate demand, leading to better-than-expected results as occupancy levels rebounded on a lower cost base. The jeweler, Tiffany, also continued to perform well as management tightly controlled expenses and maintained profit margins despite a significant drop in sales during the 2001 Christmas season. The company was rewarded as sales stabilized more quickly than expected toward the end of the period.

With 30-year mortgages hovering around 7%, the housing market remained firm as consumers bought new homes or refinanced existing mortgages to shore up their personal balance sheets. Fund holding MGIC Investment Corporation, the leading mortgage insurance provider, aggressively increased the number of policies it underwrote in this strong market. At the same time, the company is beginning to see underwriting costs decline as refinancings have slowed. Together, these two favorable trends supported MGIC's positive performance. Meanwhile, when Capital One Financial, a leading credit card lender, was caught in the downdraft of accounting fears over its securitization of receivables, we took the opportunity to buy the high-quality operator. The company is focusing its solicitations on "super-prime" consumers with excellent credit histories, enhancing the quality of its loan portfolio. As accounting fears subsided and loan losses stabilized, Capital One's stock rebounded.

On the corporate side of the economy, equities exposed to early economic cycles performed well. Manpower, the largest temporary help agency, is seeing the bottoming of its U.S. business while maintaining stable margins in France despite that country's weak economy. Elsewhere, Clear Channel Communications, the leading radio and billboard owner and operator in the United States, rose as advertising spending began to improve.

As investors rotated into more economically sensitive equities, pharmaceutical and biotechnology stocks saw selling pressure. Genentech, the biotechnology company focused on oncology, cardiovascular and immunological diseases, declined as two of its promising drugs, Xolair for adult asthma and Xanelim for psoriasis, required additional studies before gaining FDA approval. In addition, Pfizer, the largest pharmaceutical firm, was hit as other companies in the sector reduced earnings estimates due to R&D disappointments or generic drug competition.

The Fund was also hampered by the reverberations of the Enron bankruptcy as investors remained cautious of any hint of accounting impropriety. NVIDIA Corp., the leading graphics and multimedia chip supplier, was negatively impacted by news of an SEC investigation even while it reported record earnings. Nevertheless, we are maintaining a position in the company on the belief that its strong market position and earnings growth will eventually be rewarded. Tyco Corp., an industrial conglomerate, declined precipitously as well over allegations of aggressive accounting. During this period, the company experienced debt ratings downgrades and questions of financial viability. We elected to sell our Tyco position as resolution of the company's issues does not seem imminent.

Looking ahead, we continue to monitor signs of the nascent economic recovery. In the first quarter, strong productivity improvements, coupled with impressive GDP growth of 5.6% and low inflation, give us hope that we are firmly out of the recession. With inflation restrained, the Federal Reserve can postpone increasing interest rates until the economy shows signs of overheating. We believe that consumers may begin to slow their rate of spending; if so, corporate capital spending must commence in order to strengthen the economic recovery. In this environment, I continue to try to balance our investments between those equities that will benefit from the eventual spending upturn and those that will achieve high-quality earnings growth regardless of the economy.

Thank you for your investment in Janus Olympus Fund.

(1)  Both returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                           Janus Olympus Fund  April 30, 2002  1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Equities                                              93.2%                95.3%
  Foreign                                              8.6%                 6.0%
    European                                           2.6%                 0.4%
Top 10 Equities                                       25.1%                30.9%
Number of Stocks                                         67                   65
Cash, Cash Equivalents and
  Fixed-Income Securities                              6.8%                 4.7%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Electronic Components
  - Semiconductors                                     4.7%                 4.9%
Medical - Drugs                                        4.7%                 3.7%
Medical - Biomedical and Genetic                       4.6%                 1.7%
Semiconductor Components/
  Integrated Circuits                                  4.5%                 3.9%
Food - Retail                                          3.1%                 3.1%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                        3.3%                 3.9%
Citigroup, Inc.                                        3.1%                 3.7%
MGIC Investment Corp.                                  2.6%                 1.9%
Walgreen Co.                                           2.4%                 3.0%
NVIDIA Corp.                                           2.4%                 3.2%
Applied Materials, Inc.                                2.3%                   --
Tiffany & Co.                                          2.3%                 2.1%
Clear Channel Communications, Inc.                     2.3%                 1.9%
Goldman Sachs Group, Inc.                              2.2%                 4.0%
Safeway, Inc.                                          2.2%                 2.5%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Five Year       Since 12/29/95*
(21.11)%        14.14%             15.09%

Janus Olympus
Fund
$24,368

S&P 500 Index
$19,255

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Olympus Fund and the S&P 500 Index. Janus Olympus Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, December 29, 1995, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Olympus Fund ($24,368) as compared to the S&P 500 Index ($19,255).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 92.5%
Aerospace and Defense - 1.4%
     436,225    General Dynamics Corp. ......................     $   42,353,085

Airlines - 1.8%
   3,045,420    Southwest Airlines Co. ......................         55,457,098

Applications Software - 0.9%
     524,505    Microsoft Corp.* ............................         27,410,631

Beverages - Non-Alcoholic - 0.8%
     457,500    Coca-Cola Co. ...............................     $   25,395,825

Broadcast Services and Programming - 2.3%
   1,506,525    Clear Channel Communications, Inc.* .........         70,731,349

Cable Television - 0.9%
     967,275    USA Networks, Inc.* .........................         28,931,195

Casino Hotels - 1.9%
   1,492,590    MGM Mirage, Inc.* ...........................         59,927,489

See Notes to Schedule of Investments.

2  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS OLYMPUS FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Casino Services - 0.3%
     175,110    International Game Technology* ..............     $   11,023,175

Cellular Telecommunications - 0.1%
     212,780    Sprint Corp. (PCS Group)* ...................          2,385,264

Commercial Services - Finance - 2.0%
   1,857,595    Concord EFS, Inc.* ..........................         60,539,021

Computers - Memory Devices - 1.7%
   1,844,900    VERITAS Software Corp.* .....................         52,284,466

Cosmetics and Toiletries - 2.9%
     772,905    Colgate-Palmolive Co. .......................         40,971,694
     545,150    Procter & Gamble Co. ........................         49,205,239

                                                                      90,176,933

Data Processing and Management - 1.6%
   1,079,038    Fiserv, Inc.* ...............................         47,974,030

Diversified Financial Services - 3.1%
   2,205,955    Citigroup, Inc. .............................         95,517,852

E-Commerce/Services - 0.8%
     852,290    TMP Worldwide, Inc.* ........................         25,713,589

Electronic Components - Miscellaneous - 0.9%
     989,000    Celestica, Inc. - New York Shares*,** .......         27,395,300

Electronic Components - Semiconductors - 4.7%
   8,167,677    ARM Holdings PLC*,** ........................         26,305,108
   2,100,890    NVIDIA Corp.* ...............................         73,131,981
   1,239,345    Xilinx, Inc.* ...............................         46,797,667

                                                                     146,234,756

Entertainment Software - 1.9%
     995,735    Electronic Arts, Inc.* ......................         58,798,152

Fiduciary Banks - 2.4%
   1,437,060    Bank of New York Company, Inc. ..............         52,582,025
     383,195    Northern Trust Corp. ........................         20,355,318

                                                                      72,937,343

Finance - Credit Card - 1.9%
     988,975    Capital One Financial Corp. .................         59,229,713

Finance - Investment Bankers/Brokers - 2.2%
     880,775    Goldman Sachs Group, Inc. ...................         69,361,031

Finance - Mortgage Loan Banker - 1.8%
     690,465    Fannie Mae ..................................         54,498,403

Financial Guarantee Insurance - 2.6%
   1,116,965    MGIC Investment Corp. .......................         79,706,622

Food - Miscellaneous/Diversified - 0.7%
     853,690    ConAgra Foods, Inc. .........................         20,915,405

Food - Retail - 3.1%
   1,634,930    Safeway, Inc.* ..............................         68,585,314
     594,640    Whole Foods Market, Inc.* ...................         27,805,366

                                                                      96,390,680

Food - Wholesale/Distribution - 1.0%
   1,084,270    Sysco Corp. .................................         31,454,673

Health Care Cost Containment - 1.0%
     780,060    McKesson Corp. ..............................         31,506,623

Hotels and Motels - 0.9%
     740,020    Starwood Hotels & Resorts Worldwide, Inc. ...     $   27,972,756

Human Resources - 1.9%
     998,265    Manpower, Inc. ..............................         40,180,166
   1,325,762    Vedior N.V.** ...............................         18,361,089

                                                                      58,541,255

Insurance Brokers - 0.9%
     814,825    Brown & Brown, Inc. .........................         27,052,190

Life and Health Insurance - 1.3%
   1,299,050    AFLAC, Inc. .................................         38,841,595

Medical - Biomedical and Genetic - 4.6%
   1,177,580    Amgen, Inc.* ................................         62,270,430
     515,490    Enzon, Inc.* ................................         19,196,848
     817,730    Genentech, Inc.* ............................         29,029,415
     809,390    Genzyme Corp.* ..............................         33,136,427

                                                                     143,633,120

Medical - Drugs - 4.7%
     563,185    Forest Laboratories, Inc.* ..................         43,444,091
   1,550,670    Pfizer, Inc. ................................         56,366,855
     825,565    Teva Pharmaceutical Industries, Ltd. (ADR) ..         46,239,896

                                                                     146,050,842

Medical - HMO - 1.3%
     447,335    UnitedHealth Group, Inc. ....................         39,280,486

Medical - Hospitals - 1.9%
     808,820    Tenet Healthcare Corp.* .....................         59,343,123

Medical Instruments - 2.0%
   1,375,850    Medtronic, Inc. .............................         61,486,737

Medical Products - 1.1%
     955,895    Zimmer Holdings, Inc.* ......................         33,179,115

Motorcycle and Motor Scooter Manufacturing - 1.9%
   1,124,150    Harley-Davidson, Inc. .......................         59,568,709

Oil Companies - Exploration and Production - 1.4%
     776,820    Anadarko Petroleum Corp. ....................         41,808,452

Oil Companies - Integrated - 1.4%
   1,359,673    EnCana Corp.** ..............................         42,704,168

Optical Supplies - 1.1%
     993,180    Alcon, Inc.* ................................         34,413,687

Pipelines - 1.0%
     739,750    El Paso Corp. ...............................         29,590,000

Property and Casualty Insurance - 2.3%
     708,025    ACE, Ltd. ...................................         30,813,248
     435,435    XL Capital, Ltd. - Class A ..................         41,083,292

                                                                      71,896,540

Publishing - Newspapers - 0.1%
      92,820    New York Times Co. - Class A ................          4,321,699

Reinsurance - 1.0%
         417    Berkshire Hathaway, Inc. - Class A* .........         30,628,650

Resorts and Theme Parks - 0.6%
   1,063,425    Six Flags, Inc.* ............................         19,460,678

Retail - Drug Store - 2.4%
   1,997,695    Walgreen Co. ................................         75,452,940

Retail - Jewelry - 2.3%
   1,798,800    Tiffany & Co. ...............................         71,502,300

See Notes to Schedule of Investments.

                                           Janus Olympus Fund  April 30, 2002  3

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS OLYMPUS FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Retail - Video Rental - 1.1%
   1,190,325    Blockbuster, Inc. - Class A# ................     $   34,043,295

Savings/Loan/Thrifts - 1.2%
   1,024,430    Washington Mutual, Inc. .....................         38,651,744

Semiconductor Components/Integrated Circuits - 4.5%
   1,304,630    Integrated Device Technology, Inc.* .........         36,581,825
   2,051,130    Maxim Integrated Products, Inc.* ............        102,146,274

                                                                     138,728,099

Semiconductor Equipment - 2.3%
   2,940,280    Applied Materials, Inc.* ....................         71,507,610

Transportation - Services - 0.6%
     300,405    United Parcel Service, Inc. - Class B .......         18,036,316
--------------------------------------------------------------------------------
Total Common Stock (cost $2,650,130,261) ....................      2,861,945,809
--------------------------------------------------------------------------------
Corporate Bonds - 1.8%
Internet Brokers - 1.1%
$ 41,600,000    E*TRADE Group, Inc., 6.00%
                  convertible subordinated notes, due 2/1/07          33,020,000

Retail - Apparel and Shoe - 0.7%
  21,565,000    Gap, Inc., 5.625%
                  notes, due 5/1/03 .........................         21,349,350
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $57,286,672) ....................         54,369,350
--------------------------------------------------------------------------------
Preferred Stock - 0.7%
Automotive - Cars and Light Trucks - 0.7%
     366,290    Ford Motor Company Capital Trust II
                  convertible, 6.50% (cost $18,314,500) .....         20,614,801
--------------------------------------------------------------------------------
Time Deposits - 6.4%
                Fifth Third Bancorp
$150,000,000      1.8125%, 5/1/02 ...........................        150,000,000
                Societe Generale, New York
  49,400,000      1.8125%, 5/1/02 ...........................         49,400,000
--------------------------------------------------------------------------------
Total Time Deposits (cost $199,400,000) .....................        199,400,000
--------------------------------------------------------------------------------
Total Investments (total cost $2,925,131,433) - 101.4% ......      3,136,329,960
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Asstes - (1.4%)     (42,212,593)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................     $3,094,117,367
--------------------------------------------------------------------------------

Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Bermuda                                              2.3%         $   71,896,540
Canada                                               2.2%             70,099,468
Israel                                               1.5%             46,239,896
Netherlands                                          0.6%             18,361,089
Switzerland                                          1.1%             34,413,687
United Kingdom                                       0.8%             26,305,108
United States++                                     91.5%          2,869,014,172
--------------------------------------------------------------------------------
Total                                              100.0%         $3,136,329,960

++Includes Short-Term Securities (85.1% excluding Short-Term Securities)

Forward Currency Contracts, Open at April 30, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 10/25/02            8,900,000      $   12,831,757    $    (86,068)
Canadian Dollar 6/21/02           9,000,000           5,729,351        (113,476)
Euro 5/24/02                      7,000,000           6,299,985        (228,115)
--------------------------------------------------------------------------------
Total                                            $   24,861,093    $   (427,659)

See Notes to Schedule of Investments.

4  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------
Assets:
Investments at cost                                                 $  2,925,131

Investments at value                                                $  3,136,330
  Cash                                                                     1,089
  Receivables:
    Investments sold                                                      28,973
    Fund shares sold                                                       2,220
    Dividends                                                              1,626
    Interest                                                               1,243
  Other assets                                                                 3
--------------------------------------------------------------------------------
Total Assets                                                           3,171,484
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                 69,140
    Fund shares repurchased                                                4,522
    Advisory fees                                                          1,715
    Transfer agent fees and expenses                                         472
  Accrued expenses                                                         1,090
  Forward currency contracts                                                 428
--------------------------------------------------------------------------------
Total Liabilities                                                         77,367
--------------------------------------------------------------------------------
Net Assets                                                          $  3,094,117
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          117,665

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      26.30
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                           Janus Olympus Fund  April 30, 2002  5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $      3,657
  Dividends                                                                8,782
  Foreign tax withheld                                                      (75)
--------------------------------------------------------------------------------
Total Investment Income                                                   12,364
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                           10,697
  Transfer agent fees and expenses                                         3,371
  Registration fees                                                           30
  Postage and mailing expenses                                               376
  Custodian fees                                                              92
  Printing expenses                                                          478
  Audit fees                                                                  11
  Trustees' fees and expenses                                                 11
  Other expenses                                                              20
--------------------------------------------------------------------------------
Total Expenses                                                            15,086
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                    (400)
--------------------------------------------------------------------------------
Net Expenses                                                              14,686
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                             (2,322)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                 (84,539)
  Net realized gain/(loss) from foreign
    currency transactions                                                  (259)
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                     321,323
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                   236,525
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $    234,203
--------------------------------------------------------------------------------

See Notes to Financial Statements.

6  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31
(all numbers in thousands)                                                 2002             2001

------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $    (2,322)     $     16,022
  Net realized gain/(loss) from investment and
    foreign currency transactions                                      (84,798)      (1,536,613)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                    321,323      (2,129,633)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations         234,203      (3,650,224)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (13,411)         (34,686)
  Net realized gain from investment transactions*                            --         (57,716)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (13,411)         (92,402)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                           184,644          704,758
  Reinvested dividends and distributions                                 13,092           89,940
  Shares repurchased                                                  (398,728)      (1,673,539)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions               (200,992)        (878,841)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                    19,800      (4,621,467)
Net Assets:
  Beginning of period                                                 3,074,317        7,695,784
------------------------------------------------------------------------------------------------
  End of period                                                    $  3,094,117     $  3,074,317
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  4,532,302     $  4,733,294
  Accumulated net investment income/(loss)*                             (2,322)           13,411
  Accumulated net realized gain/(loss) from investments*            (1,646,632)      (1,561,834)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                       210,769        (110,554)
------------------------------------------------------------------------------------------------
                                                                   $  3,094,117     $  3,074,317
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                             6,792           20,030
  Reinvested distributions                                                  482            2,081
------------------------------------------------------------------------------------------------
Total                                                                     7,274           22,111
------------------------------------------------------------------------------------------------
  Shares repurchased                                                   (14,652)         (49,471)
Net Increase/(Decrease) in Fund Shares                                  (7,378)         (27,360)
Shares Outstanding, Beginning of Period                                 125,043          152,403
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       117,665          125,043
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $  1,397,417     $  5,049,452
  Proceeds from sales of securities                                   1,692,130        5,106,471
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                           Janus Olympus Fund  April 30, 2002  7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000           1999           1998           1997

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    24.59     $    50.50     $    40.87     $    21.70     $    18.41     $    14.86
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                          (.02)            .13            .21            .02             --            .04
  Net gains/(losses) on securities
    (both realized and unrealized)                1.84        (25.42)          11.21          19.15           4.05           3.64
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  1.82        (25.29)          11.42          19.17           4.05           3.68
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*        (.11)          (.23)          (.01)             --          (.04)          (.13)
  Distributions (from capital gains)*               --          (.39)         (1.78)             --          (.72)             --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.11)          (.62)         (1.79)             --          (.76)          (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $    26.30     $    24.59     $    50.50     $    40.87     $    21.70     $    18.41
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                   7.38%        (50.61)%        28.05%         88.34%         23.10%         24.98%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $3,094,117     $3,074,317     $7,695,784     $3,887,448     $  947,494     $  615,651
Average Net Assets for the Period
  (in thousands)                            $3,320,075     $4,767,090     $7,594,158     $2,268,894     $  774,434     $  517,424
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.92%          0.91%          0.91%          0.95%          1.01%          1.06%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.89%          0.89%          0.90%          0.93%          0.98%          1.03%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***              (0.14)%          0.34%          0.51%          0.06%        (0.21)%          0.26%
Portfolio Turnover Rate***                         90%           118%            96%            91%           123%           244%

(1)  See "Explanation of Charts and Tables."
    *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

8  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

 * Non-income-producing security
** A portion of this security has been segregated to cover segregation requirements on forward currency contracts.

#The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with each such affiliate for the period ended April 30, 2002:

                                       Purchases                   Sales              Realized    Dividend    Market Value
                                 Shares         Cost        Shares        Cost       Gain/(Loss)   Income      at 4/30/02
--------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc. - Class A    1,732,075    $39,273,068    541,750    $13,264,941    $1,449,327    $34,642     $34,043,295
--------------------------------------------------------------------------------------------------------------------------

                                           Janus Olympus Fund  April 30, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Olympus Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is nondiversified.

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

The Fund may invest in money market funds, including funds managed by Janus Capital Management LLC ("Janus Capital"). During the period ended April 30, 2002, the Fund recorded distributions from affiliated investment companies as dividend income in the amount of $43,192 in Janus Money Market Fund.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

10  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatlity than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                          Janus Olympus Fund  April 30, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $10,616                      $7,964                    $575,143
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

12  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

  Accumulated      Federal Tax      Unrealized       Unrealized          Net
 Capital Losses       Cost         Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
$(1,535,860,428)  $2,934,913,572   $343,439,903    $(142,023,515)   $201,416,388
--------------------------------------------------------------------------------

                                          Janus Olympus Fund  April 30, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

14  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                          Janus Olympus Fund  April 30, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
------------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Olympus Fund                     125,552,800      60,384,474          2,538,887         2,877,603
-------------------------------------------------------------------------------------------------------

                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Olympus Fund                     48.10%      2.02%      2.29%       91.77%      3.86%      4.37%
-------------------------------------------------------------------------------------------------------

PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574     453,315,711
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                     125,552,800       42,901,156          3,173,226        3,005,490      16,721,092
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                         34.17%      2.53%      2.39%     13.32%      65.20%       4.82%      4.57%     25.41%
---------------------------------------------------------------------------------------------------------------------------------

16 and 17  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                     125,552,800       42,013,254         3,987,183         3,079,435      16,721,092
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                         33.46%      3.18%      2.45%     13.32%      63.85%       6.06%      4.68%     25.41%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                     125,552,800       41,910,265         4,038,164         3,131,444      16,721,091
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                         33.38%      3.22%      2.49%     13.32%      63.69%       6.14%      4.76%     25.41%
---------------------------------------------------------------------------------------------------------------------------------

PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                     125,552,800       42,016,618         3,886,384         3,176,870      16,721,092
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Olympus Fund                         33.46%      3.10%      2.53%     13.32%      63.85%       5.91%      4.83%     25.41%
---------------------------------------------------------------------------------------------------------------------------------

18 and 19  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

20  Janus Olympus Fund  April 30, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES

                                          Janus Olympus Fund  April 30, 2002  21

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                     OLY56-06/02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------